Acquisitions, disposals and discontinued operations - SOVEST disposal (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020
Discontinued operations
Discontinued operations
Pre-tax loss on disposal		₽ (712)
SOVEST
Discontinued operations
Pre-tax loss on disposal	₽ (712)	₽ (712)